UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07319

Fidelity Covington Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2023

Item 1.

Reports to Stockholders

Fidelity® Emerging Markets Multifactor ETF
Fidelity® International High Dividend ETF
Fidelity® International Multifactor ETF
Fidelity® International Value Factor ETF

Annual Report
October 31, 2023

Contents

Fidelity® Emerging Markets Multifactor ETF
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® International High Dividend ETF
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® International Multifactor ETF
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® International Value Factor ETF
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Fidelity® Emerging Markets Multifactor ETF
Performance: The Bottom Line
NAV and closing market price average annual returns reflect the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) at NAV and Market Price, respectively, and assumes a constant rate of performance each year. The hypothetical investment and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended October 31, 2023	Past 1 year	Life of Fund
Fidelity® Emerging Markets Multifactor ETF - NAV A	14.76%	-0.08%
Fidelity® Emerging Markets Multifactor ETF - Market Price B	15.48%	0.15%
Fidelity Emerging Markets Multifactor Index℠ A	16.37%	0.65%
MSCI Emerging Markets Index A	10.84%	-0.70%

A   From February 26, 2019

B  From February 28, 2019, date initially listed on the CboeBZX exchange.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Emerging Markets Multifactor ETF - NAV, on February 26, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Fidelity Emerging Markets Multifactor Index℠ and the MSCI  Emerging Markets Index performed over the same period.

Fidelity® Emerging Markets Multifactor ETF
Management's Discussion of Fund Performance
Market Recap:
International (non-U.S.) equities gained 12.27% for the 12 months ending October 31, 2023, according to the MSCI ACWI (All Country World Index) ex USA Index, as global economic expansion and a slowing in the pace of inflation in some markets provided a favorable backdrop for risk assets. After returning -15.86% in 2022, the index's upturn has been largely driven by a narrow set of companies in the information technology and communication services sectors, in part due to excitement for generative artificial intelligence applications. The index gained 14.07% year to date through July, including strong gains in both June (+4.50%) and July (+4.07%). The rally for international equities sputtered for the next three months (-11.33%) amid a stalling pattern in disinflationary trends, heightened global recession and geopolitical risks, soaring yields on longer-term U.S. government bonds and particularly weak economic conditions in the eurozone and China. The three-month decline left non-U.S. stocks up 1.15% year to date through October. For the full 12 months, nearly all regions advanced, with Europe ex U.K. (+18%) and Japan (+17%) leading, whereas Canada (-0.38%) lagged by the widest margin. Each of the 11 sectors advanced, with information technology (+21%) and consumer discretionary (+19%) leading the way. Energy and industrials each rose about 14%. Conversely, four defensive-oriented sectors lagged by the widest margin: real estate (+4%), health care (+6%), consumer staples (+7%) and utilities (+8%).
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year, the exchange-traded fund's net asset value gained 14.76%, versus 16.37% for the Fidelity Emerging Markets Multifactor Index. (The ETF's relative performance was affected by differing methodologies (fund versus index) for valuing certain foreign stocks and for incorporating foreign exchange rates, as well as by required local capital gains tax.) The ETF's market price gained 15.48% the past 12 months, while the MSCI Emerging Markets (Net MA) Index gained 10.84%. From a regional standpoint, emerging markets gained 15% and contributed most versus the multifactor index, followed by Asia Pacific ex Japan (+28%). By sector, information technology gained 28% and contributed most, driven by the technology hardware & equipment industry (+29%). Financials, which gained 17%, also helped, benefiting from the banks industry (+12%), as did consumer discretionary, which advanced 22%, lifted by the consumer discretionary distribution & retail industry (+40%). The utilities sector rose 22%, health care gained roughly 15% and consumer staples advanced about 12%. Other notable contributors included the real estate (+17%), energy (+6%), materials (+11%) and industrials (+8%) sectors. Conversely, from a sector standpoint, communication services returned approximately 2% and detracted most. Turning to individual stocks, the biggest contributor was Longfor (+150%), from the real estate management & development category. Samsung Electronics (+19%) and Gigabyte Technology (+139%), within the technology hardware & equipment industry, also contributed. Lastly, in utilities, Beijing Enterprises (+43%) and Gail India (+33%) lifted the fund. Conversely, the biggest individual detractor was C&D International Investment Group (-27%), from the real estate management & development group. Tencent Holdings (-11%) and MultiChoice Group (-33%), within the media & entertainment industry, also hurt the fund's performance. In energy, Adaro Energy Indonesia returned -27% and detracted. Lastly, in equity real estate investment trusts (REITs), Terrafina returned approximately -15% and detracted.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF's subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Emerging Markets Multifactor ETF
Investment Summary October 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Tencent Holdings Ltd. (China, Interactive Media & Services)	3.7
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	3.4
Alibaba Group Holding Ltd. (China, Broadline Retail)	1.8
Emaar Properties PJSC (United Arab Emirates, Real Estate Management & Development)	1.7
C&D International Investment Group Ltd. (China, Real Estate Management & Development)	1.6
Terrafina (Mexico, Equity Real Estate Investment Trusts (REITs))	1.5
Turkiye Petrol Rafinerileri A/S (Turkey, Oil, Gas & Consumable Fuels)	1.4
HDFC Bank Ltd. (India, Banks)	1.4
Ruentex Development Co. Ltd. (Taiwan, Real Estate Management & Development)	1.4
Coal India Ltd. (India, Oil, Gas & Consumable Fuels)	1.3
19.2

Market Sectors (% of Fund's net assets)

Financials	20.3
Information Technology	15.5
Communication Services	13.5
Energy	11.0
Consumer Staples	9.8
Consumer Discretionary	9.5
Utilities	7.5
Real Estate	6.2
Materials	3.7
Industrials	2.8

Asset Allocation (% of Fund's net assets)

Futures - 0.2%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Emerging Markets Multifactor ETF
Schedule of Investments October 31, 2023
Showing Percentage of Net Assets
Common Stocks - 98.2%
	Shares	Value ($)
Brazil - 2.7%
Banco do Brasil SA	12,900	123,679
BB Seguridade Participacoes SA	14,900	90,883
CPFL Energia SA (a)	35,200	233,410
Itausa-Investimentos Itau SA	1,011	1,720
TIM SA	35,200	105,886
Vale SA	9,200	125,877
TOTAL BRAZIL		681,455
Chile - 0.4%
Banco de Chile	906,616	92,843
China - 25.3%
Agricultural Bank of China Ltd. (H Shares)	299,000	110,435
Alibaba Group Holding Ltd. (a)	45,700	467,536
Anta Sports Products Ltd.	7,600	85,814
Autohome, Inc. ADR Class A	3,278	87,687
Baidu, Inc. Class A (a)	13,850	181,785
Bank of China Ltd. (H Shares)	417,000	146,024
Bank of Communications Co. Ltd. (H Shares)	169,000	100,001
Beijing Enterprises Holdings Ltd.	78,000	259,681
Bosideng International Holdings Ltd.	110,000	43,440
Brilliance China Automotive Holdings Ltd.	98,000	44,963
C&D International Investment Group Ltd.	179,175	402,105
China CITIC Bank Corp. Ltd. (H Shares)	140,000	62,444
China Construction Bank Corp. (H Shares)	407,000	230,949
China Pacific Insurance (Group) Co. Ltd. (H Shares)	29,400	72,442
China Railway Group Ltd. (H Shares)	81,000	38,199
China Shenhua Energy Co. Ltd. (H Shares)	96,000	294,456
China Tower Corp. Ltd. (H Shares) (b)	1,022,000	95,348
CITIC Pacific Ltd.	53,000	45,044
Daqo New Energy Corp. ADR (a)	3,052	77,704
Fuyao Glass Industries Group Co. Ltd. (H Shares) (b)	12,800	58,319
Haier Smart Home Co. Ltd.	22,400	64,126
Hello Group, Inc. ADR	9,502	67,274
Hengan International Group Co. Ltd.	64,000	214,298
Industrial & Commercial Bank of China Ltd. (H Shares)	369,000	177,318
Inner Mongolia Yitai Coal Co. Ltd. (B Shares) (a)	163,437	224,236
Jiangxi Copper Co. Ltd. (H Shares)	45,000	63,722
Jiumaojiu International Holdings Ltd. (b)	28,000	30,417
Kingboard Chemical Holdings Ltd.	34,000	82,647
Lenovo Group Ltd.	102,000	118,626
MINISO Group Holding Ltd. ADR	1,895	47,962
NetEase, Inc.	11,400	245,204
PDD Holdings, Inc. ADR (a)	1,832	185,801
People's Insurance Co. of China Group Ltd. (H Shares)	170,000	56,054
PetroChina Co. Ltd. (H Shares)	428,000	278,966
PICC Property & Casualty Co. Ltd. (H Shares)	68,000	77,693
Pop Mart International Group Ltd. (b)	19,200	52,879
Shenzhou International Group Holdings Ltd.	6,800	66,700
Tencent Holdings Ltd.	25,400	938,791
Tencent Music Entertainment Group ADR (a)	16,970	123,202
Tongcheng Travel Holdings Ltd. (a)	22,800	43,533
Topsports International Holdings Ltd. (b)	58,000	48,774
TravelSky Technology Ltd. (H Shares)	27,000	42,581
Trip.com Group Ltd. (a)	2,600	89,318
Vipshop Holdings Ltd. ADR (a)	2,750	39,215
Yadea Group Holdings Ltd. (b)	24,000	43,862
Yangzijiang Shipbuilding Holdings Ltd.	33,600	35,561
Yum China Holdings, Inc.	1,699	89,299
Zhongsheng Group Holdings Ltd. Class H	16,500	38,042
TOTAL CHINA		6,490,477
Czech Republic - 1.2%
CEZ A/S	7,159	305,860
Egypt - 0.5%
Commercial International Bank SAE	67,584	131,890
Greece - 0.8%
Jumbo SA	3,477	91,365
OPAP SA	6,027	101,929
TOTAL GREECE		193,294
Hong Kong - 1.1%
WH Group Ltd. (b)	490,500	292,748
Hungary - 1.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	34,763	275,991
India - 15.2%
Apollo Tyres Ltd.	16,721	76,577
Bajaj Auto Ltd.	1,614	103,015
Bank of Baroda	32,715	77,093
Bharat Electronics Ltd.	48,481	77,591
Canara Bank Ltd.	18,557	85,665
Coal India Ltd.	90,755	342,544
Eicher Motors Ltd.	2,427	96,066
Federal Bank Ltd.	48,654	82,192
GAIL India Ltd.	199,250	285,980
HCL Technologies Ltd.	4,732	72,521
HDFC Asset Management Co. Ltd. (b)	2,693	88,431
HDFC Bank Ltd.	20,376	361,345
Hindustan Aeronautics Ltd.	3,050	66,783
Hindustan Unilever Ltd.	10,248	305,746
Infosys Ltd.	12,180	200,185
ITC Ltd.	49,534	254,873
NHPC Ltd.	451,987	272,521
NMDC Ltd.	44,473	82,367
Oil & Natural Gas Corp. Ltd.	126,120	281,979
Pidilite Industries Ltd.	2,088	61,643
Power Finance Corp. Ltd.	31,626	93,672
REC Ltd.	32,316	111,629
State Bank of India	15,222	103,398
Steel Authority of India Ltd.	54,101	54,485
Tata Consultancy Services Ltd.	3,581	144,892
Union Bank of India Ltd.	68,165	83,181
Wipro Ltd.	8,735	40,056
TOTAL INDIA		3,906,430
Indonesia - 4.4%
Indofood Sukses Makmur Tbk PT	469,400	196,507
PT Adaro Energy Indonesia Tbk	1,530,800	246,701
PT Astra International Tbk	104,500	37,991
PT Bank Central Asia Tbk	272,900	150,323
PT Bank Mandiri (Persero) Tbk	300,400	107,319
PT Indah Kiat Pulp & Paper Tbk	76,000	45,930
PT Telkom Indonesia Persero Tbk	566,500	124,462
PT United Tractors Tbk	134,300	212,420
TOTAL INDONESIA		1,121,653
Korea (South) - 10.0%
Cosmo AM&T Co. Ltd. (a)	81	8,361
Cosmo AM&T Co. Ltd. rights 11/7/23 (a)	4	49
DB HiTek Co. Ltd.	185	6,630
Db Insurance Co. Ltd.	1,446	94,112
Doosan Bobcat, Inc.	1,236	35,463
EO Technics Co. Ltd.	49	5,054
GS Holdings Corp.	1,785	52,074
Hankook Tire Co. Ltd.	3,308	93,566
Hanmi Semiconductor Co. Ltd.	213	8,280
Hanwha Corp.	2,256	37,084
Hyundai Marine & Fire Insurance Co. Ltd.	3,581	83,523
Hyundai Steel Co.	1,566	37,975
Isupetasys Co. Ltd.	221	3,543
Kangwon Land, Inc.	8,250	89,613
KT&G Corp.	3,628	229,143
Kumho Petro Chemical Co. Ltd.	448	42,029
LG Corp.	958	54,761
LG Innotek Co. Ltd.	56	9,247
LG Uplus Corp.	13,001	97,323
NCSOFT Corp.	513	88,314
Orion Corp./Republic of Korea	2,389	211,915
POSCO	223	67,946
POSCO ICT Co. Ltd.	229	8,317
Samsung Electro-Mechanics Co. Ltd.	193	17,763
Samsung Electronics Co. Ltd.	17,646	874,101
Samsung SDI Co. Ltd.	176	55,450
Samsung SDS Co. Ltd.	148	15,145
SK Hynix, Inc.	1,685	145,101
Woori Financial Group, Inc.	10,358	91,267
TOTAL KOREA (SOUTH)		2,563,149
Malaysia - 1.3%
CelcomDigi Bhd	108,900	96,683
Maxis Bhd	117,700	97,826
Petronas Chemicals Group Bhd	35,500	54,690
TIME dotCom Bhd	83,900	93,682
TOTAL MALAYSIA		342,881
Mexico - 4.6%
Arca Continental S.A.B. de CV	28,900	258,808
Banco del Bajio SA (b)	31,000	94,753
El Puerto de Liverpool S.A.B. Dcv Series C	5,600	28,433
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	2,035	43,799
Grupo Aeroportuario Norte S.A.B. de CV	4,800	36,594
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	42,200	86,911
Kimberly-Clark de Mexico SA de CV Series A	121,300	222,066
Promotora y Operadora de Infraestructura S.A.B. de CV	5,035	41,160
Terrafina	234,700	380,398
TOTAL MEXICO		1,192,922
Philippines - 0.3%
BDO Unibank, Inc.	29,560	66,424
Qatar - 1.2%
Mesaieed Petrochemical Holding Co. (a)	102,980	44,971
Qatar Electricity & Water Co. (a)	59,334	269,537
TOTAL QATAR		314,508
Russia - 0.3%
Gazprom OAO (c)	14,450	1,504
Inter Rao Ues JSC (c)	7,348,600	40,287
MMC Norilsk Nickel PJSC (a)(c)	188	1,243
Mobile TeleSystems OJSC sponsored ADR (a)(c)	15,647	15,584
Sberbank of Russia (c)	38,410	235
Surgutneftegas OJSC (c)	56,600	689
TCS Group Holding PLC GDR (a)(c)	789	9,152
VTB Bank OJSC (a)(c)	91,900,000	3,491
TOTAL RUSSIA		72,185
Saudi Arabia - 2.6%
Al Rajhi Bank	8,597	153,763
Luberef	1,250	42,982
Sabic Agriculture-Nutrients Co.	1,679	59,881
Saudi Telecom Co.	21,913	224,293
The Co. for Cooperative Insurance	1,752	56,414
The Saudi National Bank	13,856	123,912
TOTAL SAUDI ARABIA		661,245
South Africa - 2.5%
Exxaro Resources Ltd.	32,429	323,410
Kumba Iron Ore Ltd.	2,200	57,951
Momentum Metropolitan Holdings	110,246	123,320
Standard Bank Group Ltd.	14,934	145,692
TOTAL SOUTH AFRICA		650,373
Taiwan - 13.6%
ASE Technology Holding Co. Ltd.	38,000	132,974
ASPEED Tech, Inc.	1,000	79,235
Catcher Technology Co. Ltd.	19,000	106,320
Chicony Electronics Co. Ltd.	32,000	122,830
Chipbond Technology Corp.	48,000	100,632
Chunghwa Telecom Co. Ltd.	41,000	146,632
Compal Electronics, Inc.	116,000	100,318
eMemory Technology, Inc.	2,000	124,249
Far Eastern International Bank	258,000	91,475
Far Eastern New Century Corp.	82,000	74,580
Far EasTone Telecommunications Co. Ltd.	49,000	114,663
Formosa Plastics Corp.	25,000	59,349
Foxconn Technology Co. Ltd.	59,000	95,317
Gigabyte Technology Co. Ltd.	11,000	73,763
Global Unichip Corp.	2,000	88,485
International Games Systems Co. Ltd.	5,000	96,038
Largan Precision Co. Ltd.	2,000	127,640
Lite-On Technology Corp.	29,000	89,410
Lotes Co. Ltd.	4,077	103,449
Micro-Star International Co. Ltd.	19,000	96,655
Novatek Microelectronics Corp.	9,000	126,114
Pegatron Corp.	47,000	109,259
Pou Chen Corp.	94,000	83,610
Radiant Opto-Electronics Corp.	28,000	107,045
Ruentex Development Co. Ltd.	359,100	358,713
Simplo Technology Co. Ltd.	10,000	102,821
SINBON Electronics Co. Ltd.	10,000	85,402
Taichung Commercial Bank Co. Ltd.	204,305	92,594
Taishin Financial Holdings Co. Ltd.	197,000	104,771
Taiwan Business Bank	225,280	88,556
Taiwan Cooperative Financial Holding Co. Ltd.	137,550	106,656
Wiwynn Corp.	2,000	93,726
TOTAL TAIWAN		3,483,281
Thailand - 1.5%
Advanced Information Service PCL NVDR	19,200	117,521
Bangkok Bank PCL NVDR	13,800	60,472
Home Product Center PCL NVDR	147,100	48,703
Intouch Holdings PCL NVDR	49,000	96,793
Krung Thai Bank PCL NVDR	118,800	62,139
TOTAL THAILAND		385,628
Turkey - 5.5%
Akbank TAS	107,714	112,158
Bim Birlesik Magazalar A/S JSC	34,320	329,945
Enka Insaat ve Sanayi A/S	38,095	40,959
Haci Omer Sabanci Holding A/S	52,054	98,431
Koc Holding A/S	10,990	53,138
Turkcell Iletisim Hizmet A/S	92,715	157,295
Turkiye Is Bankasi A/S Series C	185,007	137,189
Turkiye Petrol Rafinerileri A/S	72,395	363,091
Yapi ve Kredi Bankasi A/S	198,446	120,922
TOTAL TURKEY		1,413,128
United Arab Emirates - 2.1%
Abu Dhabi Islamic Bank (a)	37,488	105,126
Emaar Properties PJSC	237,778	433,089
TOTAL UNITED ARAB EMIRATES		538,215
TOTAL COMMON STOCKS (Cost $25,857,122)		25,176,580

Nonconvertible Preferred Stocks - 1.6%
	Shares	Value ($)
Brazil - 1.6%
Bradespar SA (PN)	7,700	34,110
Companhia Energetica de Minas Gerais (CEMIG) (PN)	104,900	244,205
Itausa-Investimentos Itau SA (PN)	56,731	97,195
Metalurgica Gerdau SA (PN)	13,700	28,063
TOTAL BRAZIL		403,573
Russia - 0.0%
AK Transneft OAO (c)	12	3,462
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $406,874)		407,035

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $26,263,996)	25,583,615
NET OTHER ASSETS (LIABILITIES) - 0.2%	59,115
NET ASSETS - 100.0%	25,642,730

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	1	Dec 2023	45,960	(762)	(762)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $805,531 or 3.1% of net assets.

(c)	Level 3 security

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	-	3,310,856	3,310,856	2,035	-	-	-	0.0%
Total	-	3,310,856	3,310,856	2,035	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	3,412,286	3,396,702	-	15,584
Consumer Discretionary	2,395,458	2,395,458	-	-
Consumer Staples	2,516,049	2,516,049	-	-
Energy	2,849,449	2,843,794	-	5,655
Financials	5,229,276	5,216,398	-	12,878
Industrials	770,781	770,781	-	-
Information Technology	3,959,316	3,959,267	49	-
Materials	965,214	963,971	-	1,243
Real Estate	1,574,305	1,574,305	-	-
Utilities	1,911,481	1,871,194	-	40,287

Total Investments in Securities:	25,583,615	25,507,919	49	75,647
Derivative Instruments: Liabilities
Futures Contracts	(762)	(762)	-	-
Total Liabilities	(762)	(762)	-	-
Total Derivative Instruments:	(762)	(762)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(762)
Total Equity Risk	0	(762)
Total Value of Derivatives	0	(762)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Emerging Markets Multifactor ETF
Financial Statements
Statement of Assets and Liabilities
		October 31, 2023

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $26,263,996):		$25,583,615
Segregated cash with brokers for derivative instruments		4,242
Cash		40,904
Foreign currency held at value (cost $181,876)		169,667
Dividends receivable		43,867
Other receivables		465
Total assets		25,842,760
Liabilities
Payable for investments purchased	$97,849
Accrued management fee	9,823
Payable for daily variation margin on futures contracts	674
Deferred taxes	91,591
Other payables and accrued expenses	93
Total Liabilities		200,030
Net Assets		$25,642,730
Net Assets consist of:
Paid in capital		$30,085,189
Total accumulated earnings (loss)		(4,442,459)
Net Assets		$25,642,730
Net Asset Value, offering price and redemption price per share ($25,642,730 ÷ 1,200,000 shares)		$21.37

Statement of Operations
		Year ended October 31, 2023
Investment Income
Dividends		$1,300,532
Income from Fidelity Central Funds		2,035
Income before foreign taxes withheld		$1,302,567
Less foreign taxes withheld		(160,653)
Total Income		1,141,914
Expenses
Management fee	$108,260
Independent trustees' fees and expenses	130
Total expenses before reductions	108,390
Expense reductions	(418)
Total expenses after reductions		107,972
Net Investment income (loss)		1,033,942
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $33,802)	(1,225,311)
Foreign currency transactions	(17,409)
Futures contracts	6,183
Total net realized gain (loss)		(1,236,537)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $47,832)	3,117,128
Assets and liabilities in foreign currencies	(12,852)
Futures contracts	(1,385)
Total change in net unrealized appreciation (depreciation)		3,102,891
Net gain (loss)		1,866,354
Net increase (decrease) in net assets resulting from operations		$2,900,296
Statement of Changes in Net Assets

	Year ended October 31, 2023	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,033,942	$823,731
Net realized gain (loss)	(1,236,537)	(1,875,585)
Change in net unrealized appreciation (depreciation)	3,102,891	(3,937,671)
Net increase (decrease) in net assets resulting from operations	2,900,296	(4,989,525)
Distributions to shareholders	(1,198,769)	(826,772)
Distributions to shareholders from tax return of capital	(11,231)	(29,228)

Total Distributions	(1,210,000)	(856,000)
Share transactions
Proceeds from sales of shares	4,445,155	4,649,878

Net increase (decrease) in net assets resulting from share transactions	4,445,155	4,649,878
Total increase (decrease) in net assets	6,135,451	(1,195,647)

Net Assets
Beginning of period	19,507,279	20,702,926
End of period	$25,642,730	$19,507,279

Other Information
Shares
Sold	200,000	200,000
Net increase (decrease)	200,000	200,000

Financial Highlights
Fidelity® Emerging Markets Multifactor ETF

Years ended October 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$19.51	$25.88	$23.12	$24.68	$25.00
Income from Investment Operations
Net investment income (loss) B,C	.95	.89	.72	.55	.50
Net realized and unrealized gain (loss)	1.96	(6.37)	2.67	(1.57)	(.34)
Total from investment operations	2.91	(5.48)	3.39	(1.02)	.16
Distributions from net investment income	(1.04)	(.86)	(.63)	(.54)	(.48)
Tax return of capital	(.01)	(.03)	-	-	-
Total distributions	(1.05)	(.89)	(.63)	(.54)	(.48)
Net asset value, end of period	$21.37	$19.51	$25.88	$23.12	$24.68
Total Return D,E,F	14.76%	(21.56)%	14.55%	(4.03)%	.66%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.45%	.45%	.45%	.45%	.45% I
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45% I
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45% I
Net investment income (loss)	4.29%	3.84%	2.64%	2.39%	3.05% I
Supplemental Data
Net assets, end of period (000 omitted)	$25,643	$19,507	$20,703	$9,249	$9,872
Portfolio turnover rate J	82% K	91% K	65% K	66%	34% K,L

AFor the period February 26, 2019 (commencement of operations) through October 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FBased on net asset value.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

LAmount not annualized.

Fidelity® International High Dividend ETF
Performance: The Bottom Line
NAV and closing market price average annual returns reflect the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) at NAV and Market Price, respectively, and assumes a constant rate of performance each year. The hypothetical investment and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended October 31, 2023	Past 1 year	Past 5 years	Life of Fund
Fidelity® International High Dividend ETF - NAV A	11.57%	1.73%	-1.40%
Fidelity® International High Dividend ETF - Market Price B	12.57%	1.87%	-1.51%
Fidelity International High Dividend Index℠ A	12.10%	2.21%	-0.94%
MSCI World ex USA Index A	12.82%	4.49%	1.41%

A   From January 16, 2018

B  From January 18, 2018, date initially listed on the NYSE ARCA exchange.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® International High Dividend ETF - NAV, on January 16, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Fidelity International High Dividend Index℠ and the MSCI  World ex USA Index performed over the same period.

Fidelity® International High Dividend ETF
Management's Discussion of Fund Performance
Market Recap:
International (non-U.S.) equities gained 12.27% for the 12 months ending October 31, 2023, according to the MSCI ACWI (All Country World Index) ex USA Index, as global economic expansion and a slowing in the pace of inflation in some markets provided a favorable backdrop for risk assets. After returning -15.86% in 2022, the index's upturn has been largely driven by a narrow set of companies in the information technology and communication services sectors, in part due to excitement for generative artificial intelligence applications. The index gained 14.07% year to date through July, including strong gains in both June (+4.50%) and July (+4.07%). The rally for international equities sputtered for the next three months (-11.33%) amid a stalling pattern in disinflationary trends, heightened global recession and geopolitical risks, soaring yields on longer-term U.S. government bonds and particularly weak economic conditions in the eurozone and China. The three-month decline left non-U.S. stocks up 1.15% year to date through October. For the full 12 months, nearly all regions advanced, with Europe ex U.K. (+18%) and Japan (+17%) leading, whereas Canada (-0.38%) lagged by the widest margin. Each of the 11 sectors advanced, with information technology (+21%) and consumer discretionary (+19%) leading the way. Energy and industrials each rose about 14%. Conversely, four defensive-oriented sectors lagged by the widest margin: real estate (+4%), health care (+6%), consumer staples (+7%) and utilities (+8%).
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year, the exchange-traded fund's net asset value gained 11.57%, versus 12.10% for the Fidelity International High Dividend Index. (The ETF's relative performance was affected by differing methodologies (fund versus index) for valuing certain foreign stocks and for incorporating foreign exchange rates, as well as by required local capital gains tax.) The ETF's market price gained 12.57% the past 12 months, while the MSCI World ex US Net MA Index gained 12.82%. From a regional standpoint, Europe ex the U.K. gained about 16% and contributed most versus the high dividend index, followed by Japan (+35%). By sector, industrials gained 34% and contributed most, driven by the capital goods industry (+40%). Financials, which gained 10%, also helped, benefiting from the financial services industry (+39%), as did materials, which advanced 17%. The energy sector rose 12%, utilities gained approximately 13% and consumer discretionary advanced about 19%. Other notable contributors included the communication services (+5%), consumer staples (+8%), information technology (+11%) and health care (+2%) sectors. Conversely, Canada returned -11% and detracted most, followed by the U.K. (0%). From a sector standpoint, real estate returned roughly -9% and detracted most. This group was hampered by the real estate management & development industry (-9%). Turning to individual stocks, the top contributor was Enel (+49%), from the utilities group. BP (+24%), from the energy group, also boosted the fund. In real estate management & development, Daiwa House Industry gained 22% and boosted the fund. Mizuho Financial, within the banks industry, gained about 47% and contributed. Lastly, Fortescue Metals, within the materials industry, gained about 61% and helped. Conversely, the biggest individual detractor was Algonquin Power & Utilities (-33%), from the utilities category. New World Development (-35%), from the real estate management & development category, also hurt. Anglo American (-31%), a stock in the materials industry, detracted. Vodafone (-22%), from the telecommunication services group, also hurt. Lastly, in banks, KBC returned -24% and hurt.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF's subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® International High Dividend ETF
Investment Summary October 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Enel SpA (Italy, Electric Utilities)	3.9
Daiwa House Industry Co. Ltd. (Japan, Real Estate Management & Development)	3.5
Terna - Rete Elettrica Nazionale (Italy, Electric Utilities)	3.2
Telefonica SA (Spain, Diversified Telecommunication Services)	2.9
Nintendo Co. Ltd. (Japan, Entertainment)	2.6
SoftBank Corp. (Japan, Wireless Telecommunication Services)	2.5
JFE Holdings, Inc. (Japan, Metals & Mining)	2.4
Power Assets Holdings Ltd. (Hong Kong, Electric Utilities)	2.4
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	2.3
Vonovia SE (Germany, Real Estate Management & Development)	2.2
27.9

Market Sectors (% of Fund's net assets)

Financials	28.2
Materials	13.7
Communication Services	12.3
Utilities	11.3
Industrials	11.2
Real Estate	9.3
Consumer Discretionary	4.5
Health Care	4.4
Consumer Staples	2.5
Information Technology	1.8

Asset Allocation (% of Fund's net assets)

Futures - 0.7%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® International High Dividend ETF
Schedule of Investments October 31, 2023
Showing Percentage of Net Assets
Common Stocks - 99.2%
	Shares	Value ($)
Australia - 9.4%
ANZ Group Holdings Ltd.	77,863	1,218,177
BHP Group Ltd.	61,614	1,735,985
Coles Group Ltd.	16,208	156,702
Rio Tinto Ltd.	16,016	1,192,324
Rio Tinto PLC	27,714	1,767,233
Sonic Healthcare Ltd.	12,984	236,349
Wesfarmers Ltd.	6,116	195,631
Westpac Banking Corp.	84,858	1,106,794
TOTAL AUSTRALIA		7,609,195
Belgium - 1.0%
KBC Group NV	14,870	815,743
Canada - 11.6%
Algonquin Power & Utilities Corp. (a)	287,047	1,443,247
Bank of Montreal	12,645	954,489
Bank of Nova Scotia	22,575	913,082
Barrick Gold Corp. (Canada)	108,091	1,724,629
BCE, Inc.	42,645	1,581,390
Canadian Imperial Bank of Commerce (a)	24,378	858,871
Canadian National Railway Co.	4,290	453,428
Canadian Tire Ltd. Class A (non-vtg.)	1,164	112,153
Finning International, Inc.	10,968	293,586
Manulife Financial Corp.	55,976	973,355
TOTAL CANADA		9,308,230
Denmark - 0.4%
A.P. Moller - Maersk A/S Series B	194	322,127
Finland - 1.6%
Kesko Oyj	5,951	100,423
Nokia Corp.	22,080	73,283
Nordea Bank Abp	100,172	1,051,691
TietoEVRY Oyj	2,681	56,053
TOTAL FINLAND		1,281,450
France - 6.4%
BNP Paribas SA	20,438	1,172,825
Bouygues SA	16,613	583,166
Compagnie Generale des Etablissements Michelin SCA Series B	5,871	173,882
Credit Agricole SA	88,202	1,060,765
Danone SA	3,189	189,269
LVMH Moet Hennessy Louis Vuitton SE	676	481,952
Societe Generale Series A	37,047	828,010
VINCI SA	6,300	695,743
TOTAL FRANCE		5,185,612
Germany - 8.4%
Allianz SE	6,142	1,434,104
BASF AG	32,965	1,516,934
Bayer AG	6,341	272,521
Bayerische Motoren Werke AG (BMW)	3,298	305,477
DHL Group	15,994	621,452
Fresenius SE & Co. KGaA	10,027	256,909
Mercedes-Benz Group AG (Germany)	5,001	293,006
SAP SE	1,757	235,375
Vonovia SE	78,226	1,794,262
TOTAL GERMANY		6,730,040
Hong Kong - 4.4%
Jardine Matheson Holdings Ltd.	6,882	278,377
New World Development Co. Ltd.	721,000	1,321,363
Power Assets Holdings Ltd.	402,500	1,923,868
TOTAL HONG KONG		3,523,608
Italy - 8.6%
Enel SpA	496,727	3,143,942
Intesa Sanpaolo SpA	456,011	1,184,042
Terna - Rete Elettrica Nazionale	337,426	2,577,220
TOTAL ITALY		6,905,204
Japan - 22.4%
Astellas Pharma, Inc.	21,000	263,462
Bridgestone Corp.	6,700	250,711
Canon, Inc.	6,900	161,787
Daiwa House Industry Co. Ltd.	102,300	2,787,759
Daiwa Securities Group, Inc.	299,800	1,710,371
Honda Motor Co. Ltd.	34,800	346,173
Isuzu Motors Ltd.	17,900	196,262
Japan Tobacco, Inc.	16,900	392,914
JFE Holdings, Inc.	140,800	1,937,981
Kawasaki Kisen Kaisha Ltd.	22,100	750,505
Kyocera Corp.	2,900	141,204
Mitsubishi Corp.	18,200	835,822
Mitsui OSK Lines Ltd.	19,300	494,846
Nintendo Co. Ltd.	50,100	2,057,989
Nippon Yusen KK	20,300	492,873
SBI Holdings, Inc. Japan	66,600	1,419,117
SoftBank Corp.	181,400	2,042,240
Sumitomo Corp.	30,000	582,093
Takeda Pharmaceutical Co. Ltd.	11,200	300,476
Tokyo Electron Ltd.	1,500	195,665
Toyota Motor Corp.	38,535	659,022
TOTAL JAPAN		18,019,272
Netherlands - 2.9%
ASML Holding NV (Netherlands)	524	313,102
ING Groep NV (Certificaten Van Aandelen)	90,439	1,149,805
Koninklijke Ahold Delhaize NV	5,713	169,082
Koninklijke Philips Electronics NV	16,783	317,504
Stellantis NV (Italy)	20,740	385,830
TOTAL NETHERLANDS		2,335,323
Singapore - 4.8%
CapitaMall Trust	1,278,700	1,642,650
Oversea-Chinese Banking Corp. Ltd.	120,900	1,118,946
United Overseas Bank Ltd.	51,400	1,013,706
Venture Corp. Ltd.	12,100	103,332
TOTAL SINGAPORE		3,878,634
South Africa - 1.5%
Anglo American PLC (United Kingdom)	46,820	1,191,100
Spain - 3.5%
ACS Actividades de Construccion y Servicios SA	13,879	501,277
Telefonica SA	603,972	2,327,601
TOTAL SPAIN		2,828,878
Sweden - 0.9%
Ericsson (B Shares)	16,531	73,995
Volvo AB (B Shares)	33,712	666,537
TOTAL SWEDEN		740,532
Switzerland - 1.3%
Adecco SA (Reg.)	11,992	451,191
Galenica AG (b)	1,149	86,549
Novartis AG	5,653	525,141
Sandoz Group AG	1,128	29,314
TOTAL SWITZERLAND		1,092,195
United Kingdom - 7.8%
BAE Systems PLC	44,329	593,853
Barclays PLC	517,852	826,958
British American Tobacco PLC (United Kingdom)	5,635	167,799
DCC PLC (United Kingdom)	6,459	357,790
Imperial Brands PLC	5,362	113,929
Legal & General Group PLC	350,873	900,071
M&G PLC	411,180	988,912
Persimmon PLC	17,077	210,536
Unilever PLC	5,529	260,919
Vodafone Group PLC	2,045,079	1,878,572
TOTAL UNITED KINGDOM		6,299,339
United States of America - 2.3%
GSK PLC	23,492	415,452
Nestle SA (Reg. S)	4,743	511,069
Roche Holding AG (participation certificate)	1,707	438,637
Sanofi SA	5,147	466,240
TOTAL UNITED STATES OF AMERICA		1,831,398
TOTAL COMMON STOCKS (Cost $92,823,050)		79,897,880

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (c)	30,629	30,635
Fidelity Securities Lending Cash Central Fund 5.40% (c)(d)	2,024,658	2,024,860
TOTAL MONEY MARKET FUNDS (Cost $2,055,495)		2,055,495

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $94,878,545)	81,953,375
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(1,440,295)
NET ASSETS - 100.0%	80,513,080

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	6	Dec 2023	592,230	(31,700)	(31,700)

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $86,549 or 0.1% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	48,989	5,998,297	6,016,651	5,863	-	-	30,635	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	-	10,383,160	8,358,300	20,496	-	-	2,024,860	0.0%
Total	48,989	16,381,457	14,374,951	26,359	-	-	2,055,495

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	9,887,792	9,887,792	-	-
Consumer Discretionary	3,610,635	3,610,635	-	-
Consumer Staples	2,062,106	2,062,106	-	-
Financials	22,699,834	22,699,834	-	-
Health Care	3,608,554	3,608,554	-	-
Industrials	8,974,666	8,974,666	-	-
Information Technology	1,353,796	1,353,796	-	-
Materials	11,066,186	11,066,186	-	-
Real Estate	7,546,034	7,546,034	-	-
Utilities	9,088,277	9,088,277	-	-

Money Market Funds	2,055,495	2,055,495	-	-
Total Investments in Securities:	81,953,375	81,953,375	-	-
Derivative Instruments: Liabilities
Futures Contracts	(31,700)	(31,700)	-	-
Total Liabilities	(31,700)	(31,700)	-	-
Total Derivative Instruments:	(31,700)	(31,700)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(31,700)
Total Equity Risk	0	(31,700)
Total Value of Derivatives	0	(31,700)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® International High Dividend ETF
Financial Statements
Statement of Assets and Liabilities
		October 31, 2023

Assets
Investment in securities, at value (including securities loaned of $1,882,962) - See accompanying schedule:
Unaffiliated issuers (cost $92,823,050)	$79,897,880
Fidelity Central Funds (cost $2,055,495)	2,055,495

Total Investment in Securities (cost $94,878,545)		$81,953,375
Segregated cash with brokers for derivative instruments		27,333
Cash		28,559
Foreign currency held at value (cost $27,434)		27,366
Dividends receivable		351,431
Reclaims receivable		173,217
Distributions receivable from Fidelity Central Funds		1,401
Receivable for daily variation margin on futures contracts		1,770
Total assets		82,564,452
Liabilities
Accrued management fee	$26,512
Collateral on securities loaned	2,024,860
Total Liabilities		2,051,372
Net Assets		$80,513,080
Net Assets consist of:
Paid in capital		$102,771,006
Total accumulated earnings (loss)		(22,257,926)
Net Assets		$80,513,080
Net Asset Value, offering price and redemption price per share ($80,513,080 ÷ 4,500,000 shares)		$17.89

Statement of Operations
		Year ended October 31, 2023
Investment Income
Dividends		$4,894,308
Income from Fidelity Central Funds (including $20,496 from security lending)		26,359
Income before foreign taxes withheld		$4,920,667
Less foreign taxes withheld		(499,911)
Total Income		4,420,756
Expenses
Management fee	$340,336
Independent trustees' fees and expenses	497
Total expenses before reductions	340,833
Expense reductions	(232)
Total expenses after reductions		340,601
Net Investment income (loss)		4,080,155
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,655,744)
Redemptions in-kind	(197,460)
Foreign currency transactions	(112,310)
Futures contracts	83,203
Total net realized gain (loss)		(1,882,311)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	7,138,307
Assets and liabilities in foreign currencies	152,380
Futures contracts	(30,694)
Total change in net unrealized appreciation (depreciation)		7,259,993
Net gain (loss)		5,377,682
Net increase (decrease) in net assets resulting from operations		$9,457,837
Statement of Changes in Net Assets

	Year ended October 31, 2023	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,080,155	$4,486,859
Net realized gain (loss)	(1,882,311)	5,237,224
Change in net unrealized appreciation (depreciation)	7,259,993	(26,568,820)
Net increase (decrease) in net assets resulting from operations	9,457,837	(16,844,737)
Distributions to shareholders	(4,144,700)	(4,783,300)

Share transactions
Proceeds from sales of shares	-	55,975,704
Cost of shares redeemed	(5,529,770)	(35,815,029)

Net increase (decrease) in net assets resulting from share transactions	(5,529,770)	20,160,675
Total increase (decrease) in net assets	(216,633)	(1,467,362)

Net Assets
Beginning of period	80,729,713	82,197,075
End of period	$80,513,080	$80,729,713

Other Information
Shares
Sold	-	2,600,000
Redeemed	(300,000)	(1,700,000)
Net increase (decrease)	(300,000)	900,000

Financial Highlights
Fidelity® International High Dividend ETF

Years ended October 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$16.82	$21.08	$15.10	$20.96	$20.56
Income from Investment Operations
Net investment income (loss) A,B	.89	.97	.77	.60	1.04
Net realized and unrealized gain (loss)	1.08	(4.22)	5.95	(5.81)	.31
Total from investment operations	1.97	(3.25)	6.72	(5.21)	1.35
Distributions from net investment income	(.90)	(1.01)	(.74)	(.65)	(.95)
Total distributions	(.90)	(1.01)	(.74)	(.65)	(.95)
Net asset value, end of period	$17.89	$16.82	$21.08	$15.10	$20.96
Total Return C,D,E	11.57%	(15.83)%	44.78%	(24.98)%	6.84%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.39%	.39%	.39%	.39%	.39%
Expenses net of fee waivers, if any	.39%	.39%	.39%	.39%	.39%
Expenses net of all reductions	.39%	.39%	.39%	.39%	.39%
Net investment income (loss)	4.68%	4.96%	3.82%	3.38%	5.07%
Supplemental Data
Net assets, end of period (000 omitted)	$80,513	$80,730	$82,197	$45,290	$44,022
Portfolio turnover rate H,I	67%	71%	67%	82%	47%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DBased on net asset value.

ETotal returns for periods of less than one year are not annualized.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HPortfolio turnover rate excludes securities received or delivered in-kind.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® International Multifactor ETF
Performance: The Bottom Line
NAV and closing market price average annual returns reflect the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) at NAV and Market Price, respectively, and assumes a constant rate of performance each year. The hypothetical investment and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended October 31, 2023	Past 1 year	Life of Fund
Fidelity® International Multifactor ETF - NAV A	10.58%	1.66%
Fidelity® International Multifactor ETF - Market Price B	11.43%	1.98%
Fidelity International Multifactor Index℠ A	11.02%	2.21%
MSCI World ex USA Index A	12.82%	3.84%

A   From February 26, 2019

B  From February 28, 2019, date initially listed on the CboeBZX exchange.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® International Multifactor ETF - NAV, on February 26, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Fidelity International Multifactor Index℠ and the MSCI  World ex USA Index performed over the same period.

Fidelity® International Multifactor ETF
Management's Discussion of Fund Performance
Market Recap:
International (non-U.S.) equities gained 12.27% for the 12 months ending October 31, 2023, according to the MSCI ACWI (All Country World Index) ex USA Index, as global economic expansion and a slowing in the pace of inflation in some markets provided a favorable backdrop for risk assets. After returning -15.86% in 2022, the index's upturn has been largely driven by a narrow set of companies in the information technology and communication services sectors, in part due to excitement for generative artificial intelligence applications. The index gained 14.07% year to date through July, including strong gains in both June (+4.50%) and July (+4.07%). The rally for international equities sputtered for the next three months (-11.33%) amid a stalling pattern in disinflationary trends, heightened global recession and geopolitical risks, soaring yields on longer-term U.S. government bonds and particularly weak economic conditions in the eurozone and China. The three-month decline left non-U.S. stocks up 1.15% year to date through October. For the full 12 months, nearly all regions advanced, with Europe ex U.K. (+18%) and Japan (+17%) leading, whereas Canada (-0.38%) lagged by the widest margin. Each of the 11 sectors advanced, with information technology (+21%) and consumer discretionary (+19%) leading the way. Energy and industrials each rose about 14%. Conversely, four defensive-oriented sectors lagged by the widest margin: real estate (+4%), health care (+6%), consumer staples (+7%) and utilities (+8%).
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year, the exchange-traded fund's net asset value gained 10.58%, versus 11.02% for the Fidelity International Multifactor Index. (The ETF's relative performance was affected by differing methodologies (fund versus index) for valuing certain foreign stocks and for incorporating foreign exchange rates, as well as by required local capital gains tax.) The ETF's market price gained 11.43% the past 12 months, while the MSCI World ex US Net MA Index gained 12.82%. From a regional standpoint, Europe ex the U.K. gained roughly 16% and contributed most versus the multifactor index, followed by Japan (+16%). By sector, industrials gained 21% and contributed most, driven by the capital goods industry (+29%). Financials, which gained approximately 12%, also helped, as did communication services, which advanced roughly 16%. The consumer discretionary sector rose approximately 23%, boosted by the consumer durables & apparel industry (+25%). Health care gained 7% and consumer staples advanced 7%. Other notable contributors included the real estate (+6%), information technology (+12%), energy (+15%), materials (+5%) and utilities (+2%) sectors. Conversely, Asia Pacific ex Japan (0%), especially Australia (+6%), notably detracted, as did Canada (-2%). Turning to individual stocks, the biggest contributor was Novo-Nordisk (+78%), from the pharmaceuticals, biotechnology & life sciences category. Also in pharmaceuticals, biotechnology & life sciences, Novartis (+26%) helped. Publicis (+41%), a stock in the media & entertainment group, helped. In food, beverage & tobacco, Japan Tobacco gained roughly 50% and boosted the fund. Lastly, Mitsubishi (+75%), a stock in the capital goods category, boosted the fund. In contrast, the biggest individual detractor was Roche (-20%), from the pharmaceuticals, biotechnology & life sciences group. Also in pharmaceuticals, biotechnology & life sciences, Ono Pharmaceutical (-25%) hurt. Northland Power (-22%), a stock in the utilities category, detracted. Lastly, in food, beverage & tobacco, British American Tobacco (-18%) and Carlsberg (-19%) detracted.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF's subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® International Multifactor ETF
Investment Summary October 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.2
Novartis AG (Switzerland, Pharmaceuticals)	1.6
PSP Swiss Property AG (Switzerland, Real Estate Management & Development)	1.6
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	1.4
Tokyo Gas Co. Ltd. (Japan, Gas Utilities)	1.4
Roche Holding AG (participation certificate) (United States of America, Pharmaceuticals)	1.4
E.ON SE (Germany, Multi-Utilities)	1.3
Daito Trust Construction Co. Ltd. (Japan, Real Estate Management & Development)	1.3
L'Oreal SA (France, Personal Care Products)	1.2
KDDI Corp. (Japan, Wireless Telecommunication Services)	1.2
14.6

Market Sectors (% of Fund's net assets)

Financials	16.5
Health Care	16.3
Consumer Staples	14.1
Industrials	12.7
Communication Services	8.9
Utilities	8.1
Consumer Discretionary	7.0
Real Estate	6.7
Information Technology	3.5
Materials	3.7
Energy	1.8

Asset Allocation (% of Fund's net assets)

Futures - 0.6%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® International Multifactor ETF
Schedule of Investments October 31, 2023
Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
Australia - 5.0%
BHP Group Ltd.	5,426	152,879
Flutter Entertainment PLC (Ireland) (a)	545	85,229
Glencore PLC	18,053	95,326
Insurance Australia Group Ltd.	34,439	123,635
JB Hi-Fi Ltd.	1,361	38,924
Medibank Private Ltd.	57,370	124,591
QBE Insurance Group Ltd.	13,846	136,759
Rio Tinto Ltd.	753	56,058
Rio Tinto PLC	1,777	113,314
Sonic Healthcare Ltd.	5,067	92,235
South32 Ltd.	16,777	35,266
Telstra Group Ltd.	121,831	293,893
Washington H. Soul Pattinson & Co. Ltd.	6,036	127,721
Wesfarmers Ltd.	2,436	77,920
TOTAL AUSTRALIA		1,553,750
Austria - 0.0%
OMV AG	293	12,809
Belgium - 0.3%
UCB SA	1,476	107,743
Brazil - 0.2%
Yara International ASA	1,529	49,955
Canada - 8.8%
B2Gold Corp.	27,028	86,443
Boyd Group Services, Inc.	376	64,036
Brookfield Asset Management Ltd. Class A	3,926	112,414
Canadian Apartment Properties (REIT) unit	7,909	232,556
Canadian National Railway Co.	1,332	140,785
Canadian Natural Resources Ltd.	1,037	65,779
Canadian Pacific Kansas City Ltd.	2,019	143,195
CGI, Inc. Class A (sub. vtg.) (a)	725	69,918
Constellation Software, Inc.	44	88,111
Constellation Software, Inc. warrants 8/22/28 (a)(b)	40	0
Dollarama, Inc.	1,339	91,340
Fairfax Financial Holdings Ltd. (sub. vtg.)	168	139,656
Great-West Lifeco, Inc.	4,075	112,776
iA Financial Corp., Inc.	1,796	104,390
Imperial Oil Ltd.	671	38,199
Intact Financial Corp.	1,024	143,718
Loblaw Companies Ltd.	2,558	208,989
Manulife Financial Corp.	8,389	145,875
Metro, Inc.	4,230	214,631
Northland Power, Inc.	19,079	267,855
PrairieSky Royalty Ltd.	1,658	29,081
Teck Resources Ltd. Class B (sub. vtg.)	2,363	83,405
TMX Group Ltd.	5,441	113,190
Whitecap Resources, Inc./Alberta	4,079	31,468
TOTAL CANADA		2,727,810
Denmark - 3.9%
A.P. Moller - Maersk A/S Series B	63	104,608
Carlsberg A/S Series B	1,547	184,027
Coloplast A/S Series B	1,126	117,203
Novo Nordisk A/S Series B	7,193	689,619
Ringkjoebing Landbobank A/S	706	96,032
TOTAL DENMARK		1,191,489
Finland - 0.8%
Kone OYJ (B Shares)	2,599	112,331
Orion Oyj (B Shares)	3,078	122,134
TOTAL FINLAND		234,465
France - 7.1%
Compagnie de St.-Gobain	2,037	110,670
Dassault Aviation SA	494	97,905
Edenred SA	2,499	132,706
Eiffage SA	993	89,951
Hermes International SCA	53	98,575
Ipsen SA	936	110,313
L'Oreal SA	907	379,789
La Francaise des Jeux SAEM (c)	853	27,427
LVMH Moet Hennessy Louis Vuitton SE	332	236,698
Publicis Groupe SA	3,934	298,229
SCOR SE	4,780	142,227
Sodexo SA	357	37,690
Sopra Steria Group	145	25,948
Thales SA	752	110,605
TotalEnergies SE	1,291	86,242
Verallia SA (c)	1,317	42,792
VINCI SA	1,528	168,745
TOTAL FRANCE		2,196,512
Germany - 6.7%
Allianz SE	996	232,557
Bayerische Motoren Werke AG (BMW)	1,043	96,608
Beiersdorf AG	1,728	226,577
Deutsche Borse AG	795	130,417
DHL Group	2,126	82,606
E.ON SE	34,472	408,822
Fresenius Medical Care AG & Co. KGaA	2,453	81,207
Fresenius SE & Co. KGaA	4,220	108,123
Gerresheimer AG	1,001	93,003
Hannover Reuck SE	548	120,655
Knorr-Bremse AG	634	35,209
Merck KGaA	836	125,788
SAP SE	1,147	153,657
Siemens AG	1,256	165,896
TOTAL GERMANY		2,061,125
Hong Kong - 1.2%
Jardine Matheson Holdings Ltd.	1,977	79,970
Sino Land Ltd.	299,322	298,763
TOTAL HONG KONG		378,733
Ireland - 0.7%
Glanbia PLC	13,418	211,040
Israel - 1.4%
Bank Hapoalim BM (Reg.)	12,589	89,838
Bank Leumi le-Israel BM	14,391	92,453
Icl Group Ltd.	9,564	46,336
Israel Discount Bank Ltd. (Class A)	20,843	91,449
Mizrahi Tefahot Bank Ltd.	2,906	89,790
NICE Ltd. (a)	189	29,180
TOTAL ISRAEL		439,046
Italy - 2.9%
Assicurazioni Generali SpA	6,461	128,015
BPER Banca	32,196	104,442
Eni SpA	1,868	30,462
Ferrari NV (Italy)	365	110,147
Moncler SpA	1,241	64,196
Recordati SpA	2,401	110,651
Snam SpA	76,928	352,085
TOTAL ITALY		899,998
Japan - 23.1%
Advance Residence Investment Corp.	161	349,226
Astellas Pharma, Inc.	16,600	208,260
Canon, Inc.	3,500	82,066
Dai Nippon Printing Co. Ltd.	3,500	90,340
Daito Trust Construction Co. Ltd.	3,700	394,566
Fast Retailing Co. Ltd.	600	130,820
GOLDWIN, Inc.	1,100	68,668
INPEX Corp.	3,800	54,762
Itochu Corp.	4,300	152,556
Japan Tobacco, Inc.	12,100	281,317
Kajima Corp.	6,300	103,125
KDDI Corp.	12,700	376,275
McDonald's Holdings Co. (Japan) Ltd.	2,300	89,452
Mitsubishi Corp.	3,700	169,920
Mitsubishi UFJ Lease & Finance Co. Ltd.	13,600	88,805
Mitsui & Co. Ltd.	4,400	157,383
Mizuho Financial Group, Inc.	8,500	142,869
NEC Corp.	1,500	71,363
Nexon Co. Ltd.	16,700	302,749
Nippon Telegraph & Telephone Corp.	309,200	360,966
NOF Corp.	1,500	58,764
Obayashi Corp.	10,600	90,150
OBIC Co. Ltd.	500	73,443
Ono Pharmaceutical Co. Ltd.	11,000	188,956
Otsuka Corp.	1,700	67,609
Otsuka Holdings Co. Ltd.	6,100	203,407
Sanrio Co. Ltd.	1,700	71,841
Secom Co. Ltd.	1,600	110,403
Sega Sammy Holdings, Inc.	4,300	66,610
Sekisui House Ltd.	5,200	100,913
SHIMANO, Inc.	700	99,630
Shin-Etsu Chemical Co. Ltd.	3,600	106,209
Shionogi & Co. Ltd.	5,000	230,678
Sojitz Corp.	4,400	90,240
Sompo Holdings, Inc.	2,500	107,415
Sumitomo Corp.	5,900	114,478
Sumitomo Forestry Co. Ltd.	4,000	93,341
Sumitomo Mitsui Financial Group, Inc.	3,700	176,394
Suntory Beverage & Food Ltd.	6,500	192,195
Taisei Corp.	2,600	87,539
TIS, Inc.	2,900	61,372
Tokio Marine Holdings, Inc.	6,700	147,896
Tokyo Gas Co. Ltd.	19,300	430,616
Toppan Holdings, Inc.	4,300	98,013
Toyo Suisan Kaisha Ltd.	5,400	248,169
Trend Micro, Inc.	1,600	59,607
USS Co. Ltd.	5,400	93,652
TOTAL JAPAN		7,145,028
Jordan - 0.3%
Hikma Pharmaceuticals PLC	4,448	102,632
Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)	2,480	54,734
Netherlands - 4.1%
ASML Holding NV (Netherlands)	386	230,644
BE Semiconductor Industries NV	311	31,985
Heineken Holding NV	2,693	204,379
Koninklijke Ahold Delhaize NV	7,843	232,121
Koninklijke KPN NV	86,352	289,795
Shell PLC (London)	3,751	120,459
Wolters Kluwer NV	1,184	151,555
TOTAL NETHERLANDS		1,260,938
Norway - 0.7%
Equinor ASA	834	27,954
Orkla ASA	27,623	190,241
TOTAL NORWAY		218,195
Portugal - 0.7%
Galp Energia SGPS SA Class B	977	14,675
Jeronimo Martins SGPS SA	8,198	188,730
TOTAL PORTUGAL		203,405
Singapore - 2.4%
CapitaMall Trust	244,700	314,348
Oversea-Chinese Banking Corp. Ltd.	16,981	157,161
Singapore Exchange Ltd.	16,500	114,051
United Overseas Bank Ltd.	7,100	140,026
TOTAL SINGAPORE		725,586
Spain - 3.1%
CaixaBank SA	29,495	119,561
Endesa SA	18,473	346,879
Industria de Diseno Textil SA	3,175	109,237
Redeia Corp. SA	23,433	364,223
Repsol SA	1,305	19,070
TOTAL SPAIN		958,970
Sweden - 2.5%
Atlas Copco AB (A Shares)	10,302	132,963
Epiroc AB (A Shares)	4,862	79,854
Ericsson (B Shares)	8,407	37,631
Essity AB (B Shares)	9,679	220,303
Evolution AB (c)	807	71,645
Industrivarden AB (A Shares)	4,091	105,528
Securitas AB (B Shares)	8,777	70,121
SSAB AB (B Shares)	10,314	59,746
TOTAL SWEDEN		777,791
Switzerland - 7.7%
Baloise Holdings AG	701	100,291
BKW AG	2,115	354,650
Bucher Industries AG	240	85,288
Galenica AG (c)	1,450	109,222
Kuehne & Nagel International AG	404	108,541
Novartis AG	5,396	501,267
PSP Swiss Property AG	4,015	492,803
Sandoz Group AG	1,077	27,989
Swatch Group AG (Bearer)	267	68,125
Swisscom AG	513	306,656
UBS Group AG	9,771	227,834
TOTAL SWITZERLAND		2,382,666
United Kingdom - 10.5%
AstraZeneca PLC (United Kingdom)	3,575	444,654
Auto Trader Group PLC (c)	37,047	279,258
BAE Systems PLC	10,013	134,139
Barclays PLC	82,187	131,244
Beazley PLC	19,068	119,045
British American Tobacco PLC (United Kingdom)	8,953	266,603
CK Hutchison Holdings Ltd.	16,500	83,400
Compass Group PLC	4,479	112,668
IG Group Holdings PLC	13,898	107,596
Imperial Brands PLC	8,683	184,492
InterContinental Hotel Group PLC	1,083	76,353
J Sainsbury PLC	50,009	156,138
Man Group PLC	44,162	117,626
RELX PLC (London Stock Exchange)	4,979	173,278
Rightmove PLC	40,933	234,940
Sage Group PLC	3,346	39,408
Smith & Nephew PLC	9,178	102,550
Standard Chartered PLC (United Kingdom)	15,809	120,856
Unilever PLC	7,818	368,940
TOTAL UNITED KINGDOM		3,253,188
United States of America - 5.0%
CSL Ltd.	1,414	208,017
Experian PLC	3,364	101,684
GSK PLC	13,544	239,523
Haleon PLC	48,212	192,767
Holcim AG	1,286	79,247
Roche Holding AG (participation certificate)	1,672	429,644
Sanofi SA	3,143	284,708
TOTAL UNITED STATES OF AMERICA		1,535,590
TOTAL COMMON STOCKS (Cost $31,707,656)		30,683,198

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (d) (Cost $208,816)	208,775	208,816

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $31,916,472)	30,892,014
NET OTHER ASSETS (LIABILITIES) - 0.0%	(5,812)
NET ASSETS - 100.0%	30,886,202

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	2	Dec 2023	197,410	(4,498)	(4,498)

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $530,344 or 1.7% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	-	1,882,741	1,673,925	3,031	-	-	208,816	0.0%
Total	-	1,882,741	1,673,925	3,031	-	-	208,816

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	2,742,761	2,742,761	-	-
Consumer Discretionary	2,217,709	2,217,709	-	-
Consumer Staples	4,351,448	4,351,448	-	-
Energy	530,960	530,960	-	-
Financials	5,059,504	5,059,504	-	-
Health Care	5,039,526	5,039,526	-	-
Industrials	3,891,482	3,891,482	-	-
Information Technology	1,121,942	1,121,942	-	-
Materials	1,120,474	1,120,474	-	-
Real Estate	2,082,262	2,082,262	-	-
Utilities	2,525,130	2,525,130	-	-

Money Market Funds	208,816	208,816	-	-
Total Investments in Securities:	30,892,014	30,892,014	-	-
Derivative Instruments: Liabilities
Futures Contracts	(4,498)	(4,498)	-	-
Total Liabilities	(4,498)	(4,498)	-	-
Total Derivative Instruments:	(4,498)	(4,498)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(4,498)
Total Equity Risk	0	(4,498)
Total Value of Derivatives	0	(4,498)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® International Multifactor ETF
Financial Statements
Statement of Assets and Liabilities
		October 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $31,707,656)	$30,683,198
Fidelity Central Funds (cost $208,816)	208,816

Total Investment in Securities (cost $31,916,472)		$30,892,014
Segregated cash with brokers for derivative instruments		8,994
Foreign currency held at value (cost $7,792)		7,767
Dividends receivable		85,613
Reclaims receivable		45,446
Distributions receivable from Fidelity Central Funds		262
Receivable for daily variation margin on futures contracts		590
Total assets		31,040,686
Liabilities
Payable for investments purchased	$145,016
Accrued management fee	9,468
Total Liabilities		154,484
Net Assets		$30,886,202
Net Assets consist of:
Paid in capital		$34,104,710
Total accumulated earnings (loss)		(3,218,508)
Net Assets		$30,886,202
Net Asset Value, offering price and redemption price per share ($30,886,202 ÷ 1,300,000 shares)		$23.76

Statement of Operations
		Year ended October 31, 2023
Investment Income
Dividends		$793,612
Income from Fidelity Central Funds		3,031
Income before foreign taxes withheld		$796,643
Less foreign taxes withheld		(80,548)
Total Income		716,095
Expenses
Management fee	$87,727
Independent trustees' fees and expenses	113
Total expenses before reductions	87,840
Expense reductions	(367)
Total expenses after reductions		87,473
Net Investment income (loss)		628,622
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(558,946)
Foreign currency transactions	(606)
Futures contracts	10,021
Total net realized gain (loss)		(549,531)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	530,593
Assets and liabilities in foreign currencies	29,656
Futures contracts	230
Total change in net unrealized appreciation (depreciation)		560,479
Net gain (loss)		10,948
Net increase (decrease) in net assets resulting from operations		$639,570
Statement of Changes in Net Assets

	Year ended October 31, 2023	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$628,622	$389,711
Net realized gain (loss)	(549,531)	(1,163,840)
Change in net unrealized appreciation (depreciation)	560,479	(3,143,159)
Net increase (decrease) in net assets resulting from operations	639,570	(3,917,288)
Distributions to shareholders	(626,600)	(524,400)

Share transactions
Proceeds from sales of shares	17,630,620	2,824,049
Cost of shares redeemed	-	(2,787,735)

Net increase (decrease) in net assets resulting from share transactions	17,630,620	36,314
Total increase (decrease) in net assets	17,643,590	(4,405,374)

Net Assets
Beginning of period	13,242,612	17,647,986
End of period	$30,886,202	$13,242,612

Other Information
Shares
Sold	700,000	100,000
Redeemed	-	(100,000)
Net increase (decrease)	700,000	-

Financial Highlights
Fidelity® International Multifactor ETF

Years ended October 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$22.07	$29.41	$24.01	$26.18	$25.05
Income from Investment Operations
Net investment income (loss) B,C	.70	.65	.65	.57	.55
Net realized and unrealized gain (loss)	1.67	(7.12)	5.34	(2.07)	1.12
Total from investment operations	2.37	(6.47)	5.99	(1.50)	1.67
Distributions from net investment income	(.68)	(.87)	(.59)	(.67)	(.54)
Total distributions	(.68)	(.87)	(.59)	(.67)	(.54)
Net asset value, end of period	$23.76	$22.07	$29.41	$24.01	$26.18
Total Return D,E	10.58%	(22.36)%	25.08%	(5.73)%	6.72%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.39%	.39%	.39%	.39%	.39% H
Expenses net of fee waivers, if any	.39%	.39%	.39%	.39%	.39% H
Expenses net of all reductions	.39%	.39%	.39%	.39%	.39% H
Net investment income (loss)	2.78%	2.51%	2.28%	2.29%	3.18% H
Supplemental Data
Net assets, end of period (000 omitted)	$30,886	$13,243	$17,648	$7,202	$10,473
Portfolio turnover rate I,J	60%	61%	74%	69%	35% K

AFor the period February 26, 2019 (commencement of operations) through October 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EBased on net asset value.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IPortfolio turnover rate excludes securities received or delivered in-kind.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity® International Value Factor ETF
Performance: The Bottom Line
NAV and closing market price average annual returns reflect the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) at NAV and Market Price, respectively, and assumes a constant rate of performance each year. The hypothetical investment and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended October 31, 2023	Past 1 year	Past 5 years	Life of Fund
Fidelity® International Value Factor ETF - NAV A	18.72%	4.45%	1.06%
Fidelity® International Value Factor ETF - Market Price B	20.20%	4.63%	1.01%
Fidelity International Value Factor Index℠ A	19.32%	5.03%	1.62%
MSCI World ex USA Index A	12.82%	4.49%	1.41%

A   From January 16, 2018

B  From January 18, 2019, date initially listed on the NYSE Arca exchange.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® International Value Factor ETF - NAV, on January 16, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Fidelity International Value Factor Index℠ and the MSCI  World ex USA Index performed over the same period.

Fidelity® International Value Factor ETF
Management's Discussion of Fund Performance
Market Recap:
International (non-U.S.) equities gained 12.27% for the 12 months ending October 31, 2023, according to the MSCI ACWI (All Country World Index) ex USA Index, as global economic expansion and a slowing in the pace of inflation in some markets provided a favorable backdrop for risk assets. After returning -15.86% in 2022, the index's upturn has been largely driven by a narrow set of companies in the information technology and communication services sectors, in part due to excitement for generative artificial intelligence applications. The index gained 14.07% year to date through July, including strong gains in both June (+4.50%) and July (+4.07%). The rally for international equities sputtered for the next three months (-11.33%) amid a stalling pattern in disinflationary trends, heightened global recession and geopolitical risks, soaring yields on longer-term U.S. government bonds and particularly weak economic conditions in the eurozone and China. The three-month decline left non-U.S. stocks up 1.15% year to date through October. For the full 12 months, nearly all regions advanced, with Europe ex U.K. (+18%) and Japan (+17%) leading, whereas Canada (-0.38%) lagged by the widest margin. Each of the 11 sectors advanced, with information technology (+21%) and consumer discretionary (+19%) leading the way. Energy and industrials each rose about 14%. Conversely, four defensive-oriented sectors lagged by the widest margin: real estate (+4%), health care (+6%), consumer staples (+7%) and utilities (+8%).
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year, the exchange-traded fund's net asset value gained 18.72%, versus 19.32% for the Fidelity International Value Factor Index. (The ETF's relative performance can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index, as well as by local tax laws or regulations, which vary by country.) The ETF's market price gained 20.20% the past 12 months, while the MSCI World ex US Net MA Index gained 12.82%. From a regional standpoint, Europe ex the U.K. gained approximately 20% and contributed most versus the value factor index, followed by Japan (+38%). By sector, financials gained 27% and contributed most. Industrials, which gained roughly 28%, also helped, benefiting from the capital goods industry (+38%), as did consumer discretionary, which advanced 15%, lifted by the automobiles & components industry (+23%). The information technology sector rose about 19%, boosted by the software & services industry (+32%), energy gained roughly 21% and materials advanced approximately 17%. Other notable contributors included the health care (+10%), consumer staples (+10%), utilities (+25%), real estate (+13%) and communication services (+4%) sectors. Turning to individual stocks, the top contributor was UniCredit (+79%), from the banks group. In capital goods, Mitsubishi (+75%) and Mitsui (+67%) helped. Nippon Steel (+64%), from the materials category, also contributed. Lastly, Japan Tobacco (+49%), a stock in the food, beverage & tobacco industry, contributed. Conversely, the biggest individual detractor was Roche (-20%), from the pharmaceuticals, biotechnology & life sciences group. Also in pharmaceuticals, biotechnology & life sciences, Merck (-22%) hurt. LVMH Moet Hennessy Louis Vuitton (-16%) and Panasonic Holdings (-20%), within the consumer durables & apparel category, also hindered the fund's performance. Lastly, Bank of Nova Scotia, within the banks category, returned -22% and hurt the fund.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF's subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® International Value Factor ETF
Investment Summary October 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Nestle SA (Reg. S) (United States of America, Food Products)	2.2
Shell PLC (London) (Netherlands, Oil, Gas & Consumable Fuels)	1.8
Novartis AG (Switzerland, Pharmaceuticals)	1.7
SAP SE (Germany, Software)	1.6
Mitsubishi UFJ Financial Group, Inc. (Japan, Banks)	1.6
Japan Tobacco, Inc. (Japan, Tobacco)	1.6
KDDI Corp. (Japan, Wireless Telecommunication Services)	1.6
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	1.5
Roche Holding AG (participation certificate) (United States of America, Pharmaceuticals)	1.5
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.4
16.5

Market Sectors (% of Fund's net assets)

Financials	20.8
Industrials	15.9
Health Care	11.1
Consumer Discretionary	10.7
Consumer Staples	9.0
Information Technology	8.2
Materials	7.6
Energy	6.7
Communication Services	4.2
Utilities	3.3
Real Estate	2.0

Asset Allocation (% of Fund's net assets)

Futures - 0.4%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® International Value Factor ETF
Schedule of Investments October 31, 2023
Showing Percentage of Net Assets
Common Stocks - 99.5%
	Shares	Value ($)
Australia - 5.5%
BHP Group Ltd.	31,196	878,953
Glencore PLC	161,072	850,513
Macquarie Group Ltd.	7,639	778,601
QBE Insurance Group Ltd.	73,045	721,476
Rio Tinto Ltd.	5,278	392,925
Sonic Healthcare Ltd.	23,915	435,326
TOTAL AUSTRALIA		4,057,794
Canada - 9.9%
Bank of Nova Scotia	17,181	694,913
Canadian Apartment Properties (REIT) unit	1,509	44,371
Canadian National Railway Co.	5,147	544,008
Canadian Natural Resources Ltd.	13,251	840,542
Canadian Pacific Kansas City Ltd.	7,750	549,660
Canadian Tire Ltd. Class A (non-vtg.)	2,395	230,762
CGI, Inc. Class A (sub. vtg.) (a)	8,139	784,909
Fairfax Financial Holdings Ltd. (sub. vtg.)	809	672,509
iA Financial Corp., Inc.	9,071	527,239
Manulife Financial Corp.	37,996	660,705
Northland Power, Inc.	15,203	213,439
Nutrien Ltd.	14,639	785,386
Suncor Energy, Inc.	22,461	726,615
TOTAL CANADA		7,275,058
China - 1.5%
BOC Hong Kong (Holdings) Ltd.	198,000	523,810
Wilmar International Ltd.	224,400	583,091
TOTAL CHINA		1,106,901
Denmark - 0.7%
A.P. Moller - Maersk A/S Series B	330	547,948
Finland - 0.8%
Nokia Corp.	171,996	570,851
France - 9.7%
Capgemini SA	3,907	687,595
Carrefour SA	25,358	444,400
Compagnie de St.-Gobain	15,439	838,798
Engie SA	54,888	870,481
Kering SA	841	340,641
Klepierre SA	17,545	424,682
LVMH Moet Hennessy Louis Vuitton SE	1,464	1,043,754
Societe Generale Series A	33,665	752,422
Teleperformance	6,508	743,959
TotalEnergies SE	15,256	1,019,137
TOTAL FRANCE		7,165,869
Germany - 11.6%
Allianz SE	4,209	982,765
Bayer AG	9,872	424,275
Bayerische Motoren Werke AG (BMW)	7,631	706,821
Commerzbank AG	51,996	557,842
Deutsche Bank AG	61,082	668,621
Deutsche Telekom AG	40,584	878,322
Fresenius Medical Care AG & Co. KGaA	6,989	231,373
Fresenius SE & Co. KGaA	11,973	306,768
K+S AG	36,734	616,198
Mercedes-Benz Group AG (Germany)	12,073	707,351
Merck KGaA	2,324	349,678
SAP SE	9,099	1,218,940
Siemens AG	6,915	913,352
TOTAL GERMANY		8,562,306
Hong Kong - 2.1%
CK Asset Holdings Ltd.	77,500	387,272
Hong Kong Exchanges and Clearing Ltd.	18,300	643,164
Jardine Matheson Holdings Ltd.	12,700	513,715
TOTAL HONG KONG		1,544,151
Italy - 3.9%
Assicurazioni Generali SpA	33,049	654,815
Enel SpA	145,867	923,238
Eni SpA	31,044	506,247
UniCredit SpA	31,792	793,898
TOTAL ITALY		2,878,198
Japan - 23.5%
Dai-ichi Mutual Life Insurance Co.	41,900	878,698
Daiwa House Industry Co. Ltd.	20,700	564,092
Fujitsu Ltd.	6,200	794,830
Honda Motor Co. Ltd.	93,300	928,102
INPEX Corp.	34,500	497,185
Japan Tobacco, Inc.	50,800	1,181,068
KDDI Corp.	38,800	1,149,563
Marubeni Corp.	47,300	680,243
Mitsubishi Corp.	19,900	913,893
Mitsubishi UFJ Financial Group, Inc.	143,600	1,191,886
Mitsui & Co. Ltd.	24,500	876,335
NEC Corp.	15,300	727,898
Nippon Steel & Sumitomo Metal Corp.	39,500	842,973
Nippon Yusen KK	28,400	689,536
Ono Pharmaceutical Co. Ltd.	38,500	661,347
Panasonic Holdings Corp.	72,400	625,782
Shionogi & Co. Ltd.	17,200	793,532
Subaru Corp.	42,100	711,512
Sumco Corp.	50,800	649,067
Sumitomo Corp.	38,200	741,198
Sumitomo Forestry Co. Ltd.	32,200	751,394
Tokyo Gas Co. Ltd.	21,500	479,702
TOTAL JAPAN		17,329,836
Luxembourg - 0.8%
ArcelorMittal SA (Netherlands)	27,352	603,663
Netherlands - 4.3%
Koninklijke Ahold Delhaize NV	17,789	526,483
Randstad NV	10,594	546,903
Shell PLC (London)	41,007	1,316,897
Stellantis NV (Italy)	43,930	817,239
TOTAL NETHERLANDS		3,207,522
Singapore - 1.0%
Genting Singapore Ltd.	646,200	405,629
Singapore Telecommunications Ltd.	209,500	363,936
TOTAL SINGAPORE		769,565
Spain - 1.1%
Banco Santander SA (Spain)	217,978	798,576
Sweden - 3.7%
Ericsson (B Shares)	130,512	584,186
Essity AB (B Shares)	21,763	495,346
SSAB AB (B Shares)	123,101	713,089
Volvo AB (B Shares)	46,036	910,201
TOTAL SWEDEN		2,702,822
Switzerland - 4.0%
ABB Ltd. (Reg.)	18,612	622,547
Novartis AG	13,538	1,257,626
Sandoz Group AG	2,707	70,348
UBS Group AG	42,361	987,748
TOTAL SWITZERLAND		2,938,269
United Kingdom - 9.8%
3i Group PLC	19,317	453,451
Ashtead Group PLC	8,899	507,961
AstraZeneca PLC (United Kingdom)	9,010	1,120,651
BAE Systems PLC	52,872	708,299
Barclays PLC	255,048	407,286
British American Tobacco PLC (United Kingdom)	20,027	596,365
HSBC Holdings PLC (United Kingdom)	132,641	953,326
Imperial Brands PLC	18,749	398,370
Kingfisher PLC	233,268	593,858
Unilever PLC	17,864	843,021
Vodafone Group PLC	689,749	633,591
TOTAL UNITED KINGDOM		7,216,179
United States of America - 5.6%
GSK PLC	35,912	635,097
Nestle SA (Reg. S)	15,363	1,655,399
Roche Holding AG (participation certificate)	4,208	1,081,304
Sanofi SA	8,121	735,640
TOTAL UNITED STATES OF AMERICA		4,107,440
TOTAL COMMON STOCKS (Cost $76,456,870)		73,382,948

Money Market Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (b) (Cost $74,181)	74,166	74,181

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $76,531,051)	73,457,129
NET OTHER ASSETS (LIABILITIES) - 0.4%	310,469
NET ASSETS - 100.0%	73,767,598

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	3	Dec 2023	296,115	(11,139)	(11,139)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	34,107	3,180,127	3,140,053	4,120	-	-	74,181	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	-	1,360,459	1,360,459	4,117	-	-	-	0.0%
Total	34,107	4,540,586	4,500,512	8,237	-	-	74,181

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	3,025,412	3,025,412	-	-
Consumer Discretionary	7,862,845	7,862,845	-	-
Consumer Staples	6,723,543	6,723,543	-	-
Energy	4,906,623	4,906,623	-	-
Financials	15,303,751	15,303,751	-	-
Health Care	8,102,965	8,102,965	-	-
Industrials	11,848,556	11,848,556	-	-
Information Technology	6,018,276	6,018,276	-	-
Materials	5,683,700	5,683,700	-	-
Real Estate	1,420,417	1,420,417	-	-
Utilities	2,486,860	2,486,860	-	-

Money Market Funds	74,181	74,181	-	-
Total Investments in Securities:	73,457,129	73,457,129	-	-
Derivative Instruments: Liabilities
Futures Contracts	(11,139)	(11,139)	-	-
Total Liabilities	(11,139)	(11,139)	-	-
Total Derivative Instruments:	(11,139)	(11,139)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(11,139)
Total Equity Risk	0	(11,139)
Total Value of Derivatives	0	(11,139)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® International Value Factor ETF
Financial Statements
Statement of Assets and Liabilities
		October 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $76,456,870)	$73,382,948
Fidelity Central Funds (cost $74,181)	74,181

Total Investment in Securities (cost $76,531,051)		$73,457,129
Segregated cash with brokers for derivative instruments		19,311
Cash		3,825
Foreign currency held at value (cost $8,155)		8,119
Dividends receivable		214,911
Reclaims receivable		85,560
Distributions receivable from Fidelity Central Funds		1,101
Receivable for daily variation margin on futures contracts		885
Total assets		73,790,841
Liabilities
Accrued management fee	$23,243
Total Liabilities		23,243
Net Assets		$73,767,598
Net Assets consist of:
Paid in capital		$83,486,109
Total accumulated earnings (loss)		(9,718,511)
Net Assets		$73,767,598
Net Asset Value, offering price and redemption price per share ($73,767,598 ÷ 3,400,000 shares)		$21.70

Statement of Operations
		Year ended October 31, 2023
Investment Income
Dividends		$2,121,664
Income from Fidelity Central Funds (including $4,117 from security lending)		8,237
Income before foreign taxes withheld		$2,129,901
Less foreign taxes withheld		(199,850)
Total Income		1,930,051
Expenses
Management fee	$191,928
Independent trustees' fees and expenses	253
Total expenses before reductions	192,181
Expense reductions	(350)
Total expenses after reductions		191,831
Net Investment income (loss)		1,738,220
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,205,445)
Redemptions in-kind	1,707,252
Foreign currency transactions	(37,906)
Futures contracts	38,331
Total net realized gain (loss)		502,232
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,926,649
Assets and liabilities in foreign currencies	67,988
Futures contracts	(24,315)
Total change in net unrealized appreciation (depreciation)		2,970,322
Net gain (loss)		3,472,554
Net increase (decrease) in net assets resulting from operations		$5,210,774
Statement of Changes in Net Assets

	Year ended October 31, 2023	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,738,220	$1,515,077
Net realized gain (loss)	502,232	(1,837,712)
Change in net unrealized appreciation (depreciation)	2,970,322	(8,191,270)
Net increase (decrease) in net assets resulting from operations	5,210,774	(8,513,905)
Distributions to shareholders	(1,727,100)	(1,749,900)

Share transactions
Proceeds from sales of shares	41,390,748	18,476,821
Cost of shares redeemed	(8,989,408)	(11,779,865)

Net increase (decrease) in net assets resulting from share transactions	32,401,340	6,696,956
Total increase (decrease) in net assets	35,885,014	(3,566,849)

Net Assets
Beginning of period	37,882,584	41,449,433
End of period	$73,767,598	$37,882,584

Other Information
Shares
Sold	1,800,000	800,000
Redeemed	(400,000)	(500,000)
Net increase (decrease)	1,400,000	300,000

Financial Highlights
Fidelity® International Value Factor ETF

Years ended October 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$18.94	$24.38	$17.82	$21.89	$20.89
Income from Investment Operations
Net investment income (loss) A,B	.79	.83	.79	.51	.80
Net realized and unrealized gain (loss)	2.78	(5.32)	6.54	(4.09)	1.05
Total from investment operations	3.57	(4.49)	7.33	(3.58)	1.85
Distributions from net investment income	(.81)	(.95)	(.77)	(.49)	(.85)
Total distributions	(.81)	(.95)	(.77)	(.49)	(.85)
Net asset value, end of period	$21.70	$18.94	$24.38	$17.82	$21.89
Total Return C,D	18.72%	(18.82)%	41.36%	(16.32)%	9.04%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.39%	.39%	.39%	.39%	.39%
Expenses net of fee waivers, if any	.39%	.39%	.39%	.39%	.39%
Expenses net of all reductions	.39%	.39%	.39%	.39%	.39%
Net investment income (loss)	3.52%	3.79%	3.32%	2.60%	3.74%
Supplemental Data
Net assets, end of period (000 omitted)	$73,768	$37,883	$41,449	$14,254	$13,135
Portfolio turnover rate G	81% H	69% H	101% H	76% H	56%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DBased on net asset value.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

HPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements
For the period ended October 31, 2023

1. Organization.
Fidelity Emerging Markets Multifactor ETF, Fidelity International High Dividend ETF, Fidelity International Multifactor ETF and Fidelity International Value Factor ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Certain Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the Cboe BZX Exchange, Inc. (CboeBZX) for Fidelity Emerging Markets Multifactor ETF and Fidelity International Multifactor ETF, and of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) for all other funds; normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable. Fidelity Emerging Markets Multifactor ETF did not recognize dividend income during the period on certain Russian securities due to restrictions imposed by the Russian government on these dividend payments. There is uncertainty regarding the timeline for these restrictions to be lifted and the collectability of these and future dividend payments on Russian securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2023, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Emerging Markets Multifactor ETF is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, tax return of capital distribution, passive foreign investment companies (PFIC), redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Emerging Markets Multifactor ETF	$26,481,304	$2,025,494	$(2,923,183)	$(897,689)
Fidelity International High Dividend ETF	95,376,206	2,475,567	(15,898,398)	(13,422,831)
Fidelity International Multifactor ETF	32,056,211	1,439,270	(2,603,467)	(1,164,197)
Fidelity International Value Factor ETF	76,826,790	2,835,084	(6,204,745)	(3,369,661)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Emerging Markets Multifactor ETF	$-	$(3,440,732)	$(910,136)
Fidelity International High Dividend ETF	177,123	(9,135,767)	(13,299,282)
Fidelity International Multifactor ETF	103,008	(2,185,323)	(1,136,193)
Fidelity International Value Factor ETF	350,812	(6,754,672)	(3,314,651)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Emerging Markets Multifactor ETF	$ (1,719,663)	$ (1,721,069)	$(3,440,732)
Fidelity International High Dividend ETF	(4,953,437)	(4,182,330)	(9,135,767)
Fidelity International Multifactor ETF	(1,527,752)	(657,571)	(2,185,323)
Fidelity International Value Factor ETF	(2,954,147)	(3,800,525)	(6,754,672)

For the applicable period ended October 31, 2023, Fidelity Emerging Markets Multifactor ETF's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

The tax character of distributions paid was as follows:

October 31, 2023
	Ordinary Income	Tax Return of Capital	Total
Fidelity Emerging Markets Multifactor ETF	$1,198,769	$11,231	$1,210,000
Fidelity International High Dividend ETF	4,144,700	-	4,144,700
Fidelity International Multifactor ETF	626,600	-	626,600
Fidelity International Value Factor ETF	1,727,100	-	1,727,100

October 31, 2022
	Ordinary Income	Tax Return of Capital	Total
Fidelity Emerging Markets Multifactor ETF	$826,772	$29,228	$856,000
Fidelity International High Dividend ETF	4,783,300	-	4,783,300
Fidelity International Multifactor ETF	524,400	-	524,400
Fidelity International Value Factor ETF	1,749,900	-	1,749,900

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Multifactor ETF	22,505,230	19,543,108
Fidelity International High Dividend ETF	57,412,199	57,648,736
Fidelity International Multifactor ETF	13,483,922	12,575,707
Fidelity International Value Factor ETF	38,672,081	37,200,813

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Emerging Markets Multifactor ETF	1,184,413	-
Fidelity International High Dividend ETF	-	5,344,937
Fidelity International Multifactor ETF	16,632,017	-
Fidelity International Value Factor ETF	39,670,907	8,817,309
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Fee Rate
Fidelity Emerging Markets Multifactor ETF	.45%
Fidelity International High Dividend ETF	.39%
Fidelity International Multifactor ETF	.39%
Fidelity International Value Factor ETF	.39%

During July 2023, the Board approved changes to each Fund's management fee effective November 1, 2023. Each Fund will pay a monthly management fee as presented in the table below. Under the management contract, the investment adviser will pay all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Fee Rate
Fidelity Emerging Markets Multifactor ETF	.25%
Fidelity International High Dividend ETF	.18%
Fidelity International Multifactor ETF	.18%
Fidelity International Value Factor ETF	.18%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity International High Dividend ETF	$2,224	$-	$-
Fidelity International Value Factor ETF	$447	$-	$-
8. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Emerging Markets Multifactor ETF	$418
Fidelity International High Dividend ETF	232
Fidelity International Multifactor ETF	367
Fidelity International Value Factor ETF	350
9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Covington Trust and the Shareholders of Fidelity Emerging Markets Multifactor ETF, Fidelity International High Dividend ETF, Fidelity International Multifactor ETF, and Fidelity International Value Factor ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Emerging Markets Multifactor ETF, Fidelity International High Dividend ETF, Fidelity International Multifactor ETF, and Fidelity International Value Factor ETF (the "Funds"), each a fund of Fidelity Covington Trust, including the schedules of investments, as of October 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, except for the financial highlights for Fidelity Emerging Markets Multifactor ETF and Fidelity International Multifactor ETF, which are for each of the four years in the period then ended and for the period from February 26, 2019 (commencement of operations) through October 31, 2019, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the periods mentioned above), in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 18, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Vijay Advani, each of the Trustees oversees 322 funds. Mr. Advani oversees 215 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-FIDELITY.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's alternative investment, investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Bettina Doulton (1964)
Year of Election or Appointment: 2020
Trustee
Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Vijay C. Advani (1960)
Year of Election or Appointment: 2023
Trustee
Mr. Advani also serves as Trustee or Member of the Advisory Board of other funds. Previously, Mr. Advani served as Executive Chairman (2020-2022), Chief Executive Officer (2017-2020) and Chief Operating Officer (2016-2017) of Nuveen (global investment manager). He also served in various capacities at Franklin Resources (global investment manager), including Co-President (2015-2016), Executive Vice President, Global Advisory Services (2008-2015), Head of Global Retail Distribution (2005-2008), Executive Managing Director, International Retail Development (2002-2005), Managing Director, Product Developments, Sales & Marketing, Asia, Eastern Europe and Africa (2000-2002) and President, Templeton Asset Management India (1995-2000). Mr. Advani also served as Senior Investment Officer of International Finance Corporation (private equity and venture capital arm of The World Bank, 1984-1995). Mr. Advani is Chairman Emeritus of the U.S. India Business Council (2018-present), a Director of The Global Impact Investing Network (2019-present), a Director of LOK Capital (Mauritius) (2022-present), a member of the Advisory Council of LOK Capital (2022-present), a Senior Advisor of Neuberger Berman (2021-present), a Senior Advisor of Seviora Holdings Pte. Ltd (Temasek-Singapore) (2021-present), a Director of Seviora Capital (Singapore) (2021-present) and an Advisor of EQUIAM (2021-present). Mr. Advani formerly served as a member of the Board of BowX Acquisition Corp. (special purpose acquisition company, 2020-2021), a member of the Board of Intellecap (advisory arm of The Aavishkaar Group, 2018-2020), a member of the Board of Nuveen Investments, Inc. (2017-2020) and a member of the Board of Docusign (software, 2016-2019).
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance & Sustainability Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present), as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present), as a member of the Board of Allonnia (biotechnology and engineering solutions, 2022-present) and on the Advisory Board of Solugen, Inc. (specialty bio-based chemicals manufacturer, 2022-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Dennis J. Dirks (1948)
Year of Election or Appointment: 2018
Trustee
Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York. Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018) and as a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-2022).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Board of Ariel Alternatives, LLC (private equity, 2022-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy served as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-2021). Mr. Kennedy serves as a Director of the Board of Directors of Textron Inc. (aerospace and defense, 2023-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present), a member of the Board of Archer Aviation Inc. (2021-present), a member of the Defense Business Board of the United States Department of Defense (2021-present) and a member of the Board of Salesforce.com, Inc. (cloud-based software, 2022-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).
David M. Thomas (1949)
Year of Election or Appointment: 2018
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Lead Director of the Board of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2013
Trustee
Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2018
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Karen B. Peetz (1955)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Peetz also serves as a Member of the Advisory Board of other funds. Previously, Ms. Peetz served as Chief Administration Officer (2020-2023) of Citigroup Inc. (a diversified financial service company). She also served in various capacities at Bank of New York Mellon Corporation, including President (2013-2016), Vice Chairman, Senior Executive Vice President and Chief Executive Officer of Financial Markets & Treasury Services (2010-2013), Senior Executive Vice President and Chief Executive Officer of Global Corporate Trust (2003-2008), Senior Vice President and Division Manager of Global Payments & Trade Services (2002-2003) and Senior Vice President and Division Manager of Domestic Corporate Trust (1998-2002). Ms. Peetz also served in various capacities at Chase Manhattan Corporation (1982-1998), including Senior Vice President and Manager of Corporate Trust International Business (1996-1998), Managing Director and Manager of Corporate Trust Services (1994-1996) and Managing Director and Group Manager of Financial Institution Sales (1990-1993). Ms. Peetz currently serves as Chair of Amherst Holdings Advisory Council (2018-present), Trustee of Johns Hopkins University (2016-present), Chair of the Carey Business School Advisory Council, Member of the Johns Hopkins Medicine Board and Finance Committee and Chair of the Lyme and Tick Related Disease Institute Advisory Council. Ms. Peetz previously served as a member of the Board of Guardian Life Insurance Company of America (2019-2023), a member of the Board of Trane Technologies (2018-2022), a member of the Board of Wells Fargo Corp. (2017-2019), a member of the Board of SunCoke Energy Inc. (2012-2016), a member of the Board of Private Export Funding Corporation (2010-2016) and as a Trustee of Penn State University (2010-2014) and the United Way of New York City (2008-2010).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Vice President, Treasurer, or Assistant Treasurer of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. Mr. Coffey is a Senior Vice President, Deputy General Counsel (2010-present) and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, or Senior Vice President of certain Fidelity entities and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Mr. Cohen serves a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019) and Head of Global Equity Research (2016-2018).
Jonathan Davis (1968)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Vice President or Assistant Treasurer of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a Senior Vice President of Asset Management Compliance (2020-present) and is an employee of Fidelity Investments. Mr. Pogorelec serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2023-present) and Ballyrock Investment Advisors LLC (2023-present). Previously, Mr. Pogorelec served as a Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity® funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2023 to October 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During Period- C May 1, 2023 to October 31, 2023

Fidelity® Emerging Markets Multifactor ETF **	.45%
Actual		$ 1,000	$ 987.00	$ 2.25
Hypothetical-B		$ 1,000	$ 1,022.94	$ 2.29

Fidelity® International High Dividend ETF **	.39%
Actual		$ 1,000	$ 936.30	$ 1.90
Hypothetical-B		$ 1,000	$ 1,023.24	$ 1.99

Fidelity® International Multifactor ETF **	.39%
Actual		$ 1,000	$ 916.00	$ 1.88
Hypothetical-B		$ 1,000	$ 1,023.24	$ 1.99

Fidelity® International Value Factor ETF **	.39%
Actual		$ 1,000	$ 953.60	$ 1.92
Hypothetical-B		$ 1,000	$ 1,023.24	$ 1.99

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective November 1, 2023, had been in effect during the current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid

Fidelity® Emerging Markets Multifactor ETF	.25%
Actual		$ 1.25
Hypothetical- B		$ 1.28

Fidelity® International High Dividend ETF	.18%
Actual		$ 0.88
Hypothetical- B		$ 0.92

Fidelity® International Multifactor ETF	.18%
Actual		$ 0.87
Hypothetical- B		$ 0.92

Fidelity® International Value Factor ETF	.18%
Actual		$ 0.89
Hypothetical- B		$ 0.92

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Distributions (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.
Fidelity Emerging Markets Multifactor ETF
December 2022	59.71%
March 2023	60.04%
June 2023	60.04%
September 2023	60.04%
Fidelity International High Dividend ETF
December 2022	90.37%
March 2023	97.51%
June 2023	97.51%
September 2023	97.51%
Fidelity International Multifactor ETF
December 2022	100%
March 2023	100%
June 2023	100%
September 2023	100%
Fidelity International Value Factor ETF
December 2022	86.19%
March 2023	100%
June 2023	100%
September 2023	100%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:
	Pay Date	Income	Taxes
Fidelity Emerging Markets Multifactor ETF
	03/23/22	$0.1105	$0.0126
	06/23/22	$0.4052	$0.0463
	09/21/22	$0.2687	$0.0307
	12/21/22	$0.1400	$0.0160
Fidelity International High Dividend ETF
	03/23/22	$0.2644	$0.0204
	06/23/22	$0.3967	$0.0307
	09/21/22	$0.2514	$0.0194
	12/21/22	$0.1170	$0.0090
Fidelity International Multifactor ETF
	03/23/22	$0.2191	$0.0191
	06/23/22	$0.2180	$0.0190
	09/21/22	$0.2048	$0.0178
	12/21/22	$0.0613	$0.0053
Fidelity International Value Factor ETF
	03/23/22	$0.2337	$0.0167
	06/23/22	$0.2984	$0.0214
	09/21/22	$0.2025	$0.0145
	12/21/22	$0.0883	$0.0063

The funds will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity International High Dividend ETF
Fidelity International Value Factor ETF
Fidelity Emerging Markets Multifactor ETF
Fidelity International Multifactor ETF
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for each fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Trustees voted to continue each fund's management contract with FMR and the sub-advisory agreement with Geode, without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of each fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under each fund's Advisory Contracts; or (iv) the day-to-day management of each fund or the persons primarily responsible for such management. The Board also considered that since its last approval of each fund's Advisory Contracts, FMR had provided additional information on each fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) and Geode from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the funds and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement each fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services provided by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering pricing and bookkeeping and securities lending services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally State Street Bank and Trust Company, each fund's transfer agent and custodian; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The Board also considered information on each fund's bid-ask spread and premium/discount.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of the fund compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expense ratio, the Board considered each fund's all-inclusive fee rate and also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under each fund's all-inclusive arrangement. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to each fund (referred to as the "asset size peer group"); (iii) total expense comparisons of each fund relative to funds and classes in the mapped group that have a similar load structure to each fund (referred to as the "similar load structure group"); and (iv) total expense comparisons of each fund relative to funds and classes in the similar load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of each fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
Further, the Board considered that, effective November 1, 2023, the management fee rate for each of Fidelity International High Dividend ETF, Fidelity International Multifactor ETF and Fidelity International Value Factor ETF would be reduced from 0.39% to 0.18% and the management fee rate for Fidelity Emerging Markets Multifactor ETF would be reduced from 0.45% to 0.25%.

Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with each fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through July 31, 2024.

1.9885304.105
IHD-IVE-ANN-1223

Item 2.

Code of Ethics

As of the end of the period, October 31, 2023, Fidelity Covington Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Emerging Markets Multifactor ETF, Fidelity International High Dividend ETF, Fidelity International Multifactor ETF and Fidelity International Value Factor ETF (the “Fund(s)”):

Services Billed by Deloitte Entities

October 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Emerging Markets Multifactor ETF	$19,100	$-	$3,800	$400
Fidelity International High Dividend ETF	$19,100	$-	$3,800	$400
Fidelity International Multifactor ETF	$19,100	$-	$3,800	$400
Fidelity International Value Factor ETF	$19,100	$-	$3,800	$400

October 31, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Emerging Markets Multifactor ETF	$16,300	$-	$4,600	$400
Fidelity International High Dividend ETF	$16,300	$-	$4,600	$400
Fidelity International Multifactor ETF	$16,300	$-	$4,600	$400
Fidelity International Value Factor ETF	$16,300	$-	$4,600	$400

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	October 31, 2023A	October 31, 2022A
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	October 31, 2023A	October 31, 2022A
Deloitte Entities	$259,400	$477,600

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

The Audit Committee is a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934.  As of October 31, 2023, the members of the Audit Committee were Donald F. Donahue, Thomas P. Bostick, Thomas Kennedy, and Susan Tomasky.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 21, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 21, 2023